Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (26,933)	$ (65,973)
Accumulated deficit	472,286		$ 445,353
Net cash used in operating and investing activities	20,800
Cash and cash equivalents	$ 29,452	$ 65,848	$ 47,279